1605(c) De-SPAC and Related Financing Transactions, Effects	Sep. 18, 2025
Effects of the de-SPAC and Related Financing Transactions [Line Items]
Effects of the de-SPAC and Related Financing Transactions, Benefits [Text Block]	IWAC Board, in fulfilling its fiduciary duties, evaluated the benefits and detriments of the Business Combination to the unaffiliated security holders of IWAC. For example, the IWAC Board considered the ability of the IWAC securityholders to participate in the potential upside of Pubco if it is successful following the Closing, as well as the redemption right afforded to shareholders if the shareholders did not want to maintain their stake in Pubco. Further, potential dilution and post-Closing volatility of Pubco were also considered as potential negative aspects of the Business Combination to IWAC shareholders.
Effects of the de-SPAC and Related Financing Transactions, Detriments [Text Block]

Additionally, the IWAC Board, in fulfilling its fiduciary duties, evaluated the benefits and detriments of the Business Combination to the unaffiliated security holders of IWAC. For example, the IWAC Board considered the ability of the IWAC securityholders to participate in the potential upside of Pubco if it is successful following the Closing, as well as the redemption right afforded to shareholders if the shareholders did not want to maintain their stake in Pubco. Further, potential dilution and post-Closing volatility of Pubco were also considered as potential negative aspects of the Business Combination to IWAC shareholders.